Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of non vested shares | Ocean Rig UDW
Number of non vested shares
Balance at beginning of year	73,500
Granted	192,400
Vested	(12,500)
Balance at end of year	253,400
Number of non vested shares | Dryships
Number of non vested shares
Balance at beginning of year	6,005,000
Granted	0
Balance at end of year	6,005,000
Weighted average grant date fair value per non vested shares | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance at beginning of year	$ 16.40
Granted	$ 16.90
Vested	$ 16.05
Balance at end of year	$ 16.80
Weighted average grant date fair value per non vested shares | Dryships
Weighted average grant date fair value per non vested shares
Balance at beginning of year	$ 5.50
Granted	$ 0
Balance at end of year	$ 5.50